SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Tables)	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Schedule of share capital
Authorized share capital is as follows:

(in thousands of $, except share data)	2023	2022
300,000,000 common shares of $0.01 par value each (December 31, 2022: 300,000,000 common shares of $0.01 par value each)	3,000	3,000

Issued and fully paid share capital is as follows:

(in thousands of $, except share data)	2023	2022
138,562,173 common shares of $0.01 par value each (December 31, 2022: 138,562,173 common shares of $0.01 par value each)	1,386	1,386